Operating Lease Obligations (Details 2)	Jun. 30, 2020	Dec. 31, 2019
Incremented borrowing rate	5.00%	5.00%
Minimum [Member]
Remaining term on leases	10 months	16 months
Maximum [Member]
Remaining term on leases	28 months	34 months